Outstanding Warrant Liability (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Black-Scholes Option Pricing Model Assumptions to Estimate Fair Value of Warrants

The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	September 30, 2014	December 31, 2013
Annual dividend yield	-	-
Expected life (years)	1.30	2.05
Risk-free interest rate	0.13%	0.38%
Expected volatility	236%	150%

The Company assesses the fair value of the warrants quarterly based on the Black-Scholes pricing model. See below for variables used in assessing the fair value.

	December 31, 2013	December 31, 2012
Annual dividend yield	-	-
Expected life (years)	2.05	3.05
Risk-free interest rate	0.38%	0.72%
Expected volatility	150%	117%